Quarterly Report
November 30, 2019
MFS®  Value Fund

Portfolio of Investments
11/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace – 6.5%
Honeywell International, Inc.	5,871,120	$1,048,288,476
Lockheed Martin Corp.	1,451,570	567,607,417
Northrop Grumman Corp.	2,963,214	1,042,369,789
United Technologies Corp.	4,435,346	657,939,225
		$3,316,204,907
Alcoholic Beverages – 1.4%
Diageo PLC	17,503,185	$716,484,527
Apparel Manufacturers – 0.1%
Hanesbrands, Inc.	2,556,507	$38,526,560
Automotive – 1.1%
Aptiv PLC	4,884,678	$458,573,571
Lear Corp.	675,631	81,285,165
		$539,858,736
Broadcasting – 0.1%
Omnicom Group, Inc.	947,296	$75,291,086
Brokerage & Asset Managers – 2.7%
BlackRock, Inc.	1,012,699	$501,194,862
NASDAQ, Inc.	5,677,232	594,973,913
T. Rowe Price Group, Inc.	2,104,819	260,071,436
		$1,356,240,211
Business Services – 6.8%
Accenture PLC, “A”	6,753,164	$1,358,466,470
Cognizant Technology Solutions Corp., “A”	3,197,403	204,985,507
Equifax, Inc.	3,134,213	437,661,503
Fidelity National Information Services, Inc.	4,950,957	683,974,710
Fiserv, Inc. (a)	6,762,147	786,031,967
		$3,471,120,157
Cable TV – 2.8%
Comcast Corp., “A”	32,373,978	$1,429,311,129
Chemicals – 2.8%
3M Co.	2,554,046	$433,600,389
PPG Industries, Inc.	7,663,606	987,378,997
		$1,420,979,386
Construction – 2.3%
Sherwin-Williams Co.	992,427	$578,713,957
Stanley Black & Decker, Inc.	3,580,287	564,754,471
		$1,143,468,428
Consumer Products – 1.2%
Colgate-Palmolive Co.	1,397,430	$94,773,703
Kimberly-Clark Corp.	1,276,805	174,079,594
Procter & Gamble Co.	908,956	110,947,169
Reckitt Benckiser Group PLC	2,719,559	213,361,919
		$593,162,385
Electrical Equipment – 1.3%
Johnson Controls International PLC	14,894,555	$637,933,791

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 3.2%
Analog Devices, Inc.	3,330,206	$376,146,768
NXP Semiconductors N.V.	1,877,452	216,995,902
Texas Instruments, Inc.	8,660,754	1,041,109,238
		$1,634,251,908
Energy - Independent – 1.0%
EOG Resources, Inc.	4,455,678	$315,907,570
Pioneer Natural Resources Co.	1,343,897	171,803,793
		$487,711,363
Energy - Integrated – 2.2%
Chevron Corp.	3,188,418	$373,459,400
Exxon Mobil Corp.	4,562,714	310,857,705
Suncor Energy, Inc.	13,035,637	406,584,688
		$1,090,901,793
Food & Beverages – 3.5%
Archer Daniels Midland Co.	6,213,411	$266,741,734
Danone S.A.	2,764,547	227,574,841
J.M. Smucker Co.	1,647,093	173,093,003
Nestle S.A.	8,075,144	839,168,964
PepsiCo, Inc.	2,040,248	277,126,886
		$1,783,705,428
Health Maintenance Organizations – 2.1%
Cigna Corp.	5,228,133	$1,045,208,349
Insurance – 7.4%
Aon PLC	5,836,380	$1,188,345,332
Chubb Ltd.	6,460,757	978,675,470
Marsh & McLennan Cos., Inc.	6,203,154	670,374,853
Travelers Cos., Inc.	6,770,444	925,655,104
		$3,763,050,759
Leisure & Toys – 0.1%
Harley-Davidson, Inc.	1,461,328	$53,163,113
Machinery & Tools – 3.9%
Eaton Corp. PLC	6,610,098	$611,434,065
Illinois Tool Works, Inc.	4,910,547	856,055,659
Ingersoll-Rand Co. PLC, “A”	4,054,259	531,553,897
		$1,999,043,621
Major Banks – 11.9%
Bank of New York Mellon Corp.	8,899,437	$435,805,430
Goldman Sachs Group, Inc.	3,785,119	837,836,091
JPMorgan Chase & Co.	18,487,484	2,435,910,892
PNC Financial Services Group, Inc.	4,819,793	738,440,485
State Street Corp.	5,510,351	413,827,360
Wells Fargo & Co.	21,446,110	1,167,955,151
		$6,029,775,409
Medical & Health Technology & Services – 0.7%
McKesson Corp.	2,480,741	$358,814,378
Medical Equipment – 7.4%
Abbott Laboratories	7,743,325	$661,667,121
Danaher Corp.	6,155,381	898,562,518
Medtronic PLC	13,301,185	1,481,618,997

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc.	2,270,952	$712,965,381
		$3,754,814,017
Oil Services – 0.1%
Schlumberger Ltd.	1,793,209	$64,914,166
Other Banks & Diversified Financials – 7.0%
American Express Co.	3,126,957	$375,610,075
BB&T Corp.	13,732,735	751,455,259
Citigroup, Inc.	16,590,812	1,246,301,797
U.S. Bancorp	19,242,255	1,155,112,568
		$3,528,479,699
Pharmaceuticals – 7.0%
Johnson & Johnson	12,057,393	$1,657,770,963
Merck & Co., Inc.	6,506,787	567,261,691
Novartis AG	1,269,564	116,876,062
Pfizer, Inc.	26,138,914	1,006,870,967
Roche Holding AG	725,818	223,697,108
		$3,572,476,791
Printing & Publishing – 0.9%
Moody's Corp.	1,949,132	$441,809,750
Railroad & Shipping – 1.9%
Canadian National Railway Co.	3,169,464	$288,706,476
Union Pacific Corp.	3,706,660	652,335,093
		$941,041,569
Real Estate – 0.3%
Public Storage, Inc., REIT	819,254	$172,600,433
Specialty Chemicals – 0.9%
Corteva, Inc.	2,039,902	$53,078,250
DuPont de Nemours, Inc.	6,378,042	413,360,902
		$466,439,152
Telephone Services – 0.5%
Verizon Communications, Inc.	3,994,699	$240,640,668
Tobacco – 1.8%
Altria Group, Inc.	4,808,310	$238,973,007
Philip Morris International, Inc.	8,248,343	684,035,085
		$923,008,092
Utilities - Electric Power – 5.8%
Duke Energy Corp.	12,830,508	$1,131,265,891
FirstEnergy Corp.	14,623,754	697,406,828
Southern Co.	14,222,186	881,633,310
Xcel Energy, Inc.	3,939,873	242,262,791
		$2,952,568,820
Total Common Stocks		$50,043,000,581

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 1.73% (v)	515,789,079	$515,840,658

Other Assets, Less Liabilities – 0.3%		133,699,366
Net Assets – 100.0%		$50,692,540,605
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $515,840,658 and $50,043,000,581, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$50,043,000,581	$—	$—	$50,043,000,581
Mutual Funds	515,840,658	—	—	515,840,658
Total	$50,558,841,239	$—	$—	$50,558,841,239
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$453,132,119	$812,039,865	$749,315,615	$(19,431)	$3,720	$515,840,658

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,572,928	$—